Notes Payable (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2017	Aug. 09, 2017	Jul. 11, 2017	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Jan. 02, 2018	Dec. 31, 2016
Notes Payable (Textual)
Discount against the note payable					$ 23,940	$ 23,940	$ 26,881		$ 0
Amortization of the discount						2,267
Note payable					61,869	61,869	70,186
Repayments						89,048
Power Up Lending Group, Ltd. [Member] | Merchant Cash Advance Factoring Agreement One [Member]
Notes Payable (Textual)
Advance received for factoring agreement			$ 26,000
Description of payables in factoring agreement			The Company is required to repay the advance at the rate of $4,048 per week until the balance of $102,000 has been repaid in November 2018.
Discount against the note payable			$ 9,550
Amortization of the discount					4,560	4,560	9,550
Note payable			$ 34,580				1,096
Power Up Lending Group, Ltd. [Member] | Merchant Cash Advance Factoring Agreement Two [Member]
Notes Payable (Textual)
Advance received for factoring agreement		$ 51,000
Description of payables in factoring agreement		The Company was required to repay the advance, which acted like an ordinary note payable, at the rate of $2,752 per week until the balance of $69,360 was repaid.
Discount against the note payable		$ 19,380
Amortization of the discount							19,380
Note payable		$ 69,360					5,161
Power Up Lending Group, Ltd. [Member] | Merchant Cash Advance Factoring Agreement Three [Member]
Notes Payable (Textual)
Advance received for factoring agreement	$ 75,000
Description of payables in factoring agreement	The Company was required to repay the July MCA, which acted like an ordinary note payable, at the rate of $1,372 per week until the balance of $34,580 was repaid.
Discount against the note payable	$ 28,500
Amortization of the discount					26,881	26,881	1,619
Note payable	$ 102,000						$ 70,186
Power Up Lending Group, Ltd. [Member] | Merchant Cash Advance Factoring Agreement Four [Member]
Notes Payable (Textual)
Advance received for factoring agreement								$ 75,000
Description of payables in factoring agreement				The Company is required to repay the advance at the rate of $4,048 per week until the balance of $102,000 has been repaid in November 2018.
Discount against the note payable								28,500
Amortization of the discount					$ 4,560	4,560
Note payable								$ 102,000
Repayments						$ 61,869